SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended
	Mar. 09, 2022	Mar. 02, 2022	Feb. 11, 2022	Jan. 14, 2022	Jan. 07, 2022	Jan. 18, 2023	Oct. 26, 2022	Mar. 30, 2022	Mar. 18, 2022	Feb. 18, 2022	Jan. 06, 2023	Oct. 06, 2022	Sep. 30, 2022	Dec. 31, 2021
Common stock shares				2,667									294,085	166,667
Tranche Five [Member]
Senior Secured Convertible Promissory Note				$ 460,000
Discount on issuence				15.00%
Tranche Eight [Member]
Senior Secured Convertible Promissory Note		$ 115,000
Discount on issuence		15.00%
Tranche Nine [Member]
Senior Secured Convertible Promissory Note	$ 345,000
Discount on issuence	15.00%
Subscription amount of notes	$ 3,200,000
Tranche Ten [Member]
Senior Secured Convertible Promissory Note									$ 115,000
Discount on issuence									15.00%
Subsequent Event [Member]
Bear interest rate						6.00%					6.00%
Remaining principal balance							$ 1,020,000.00
Convertible Preferred Stock, par value							$ 0.0001
Preferred Stock issued shares							1,526,183
Promissory notes description						(1) April 1, 2023, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default.
Principal Amount						$ 125,000	$ 820,000				$ 50,000
Accrued interest							142,000
Proceeds from the sale of common stock							$ 962,000
Common stock shares												22,034
Subsequent Event [Member] | Board of Directors [Member]
Convertible Preferred Stock, par value							$ 0.0001
Preferred Stock issued shares							1,526,183
Common stock shares							706,800
Undesignated shares							10,000,000
Mr James Member
Senior Secured Convertible Promissory Note					$ 70,000
Promissory note bears interest					12.00%
Description promissory note related party loan					Mr. James, which matures on the earlier of (1) January 6, 2023, (2) the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds
MR Rodrigues [Member] | Subsequent Event [Member]
Payments to party							$ 235,000
Evergreen Private Placement Member | Tranche Five [Member]
Senior Secured Convertible Promissory Note				$ 460,000
Cash proceeds				$ 400,000
Discount on issuence				15.00%
Conversion price				$ 622.50
Acquired share				739
Initial price				$ 622.50
Evergreen Private Placement Member | Tranche Sixth Member
Senior Secured Convertible Promissory Note			$ 115,000
Cash proceeds			$ 100,000
Discount on issuence			15.00%
Conversion price			$ 622.50
Acquired share			185
Initial price			$ 622.50
Subscription amount of notes			$ 2,500,000
Proceeds from issuance of warrants			$ 38,910
Evergreen Private Placement Member | TrancheSeventhMember
Senior Secured Convertible Promissory Note										$ 115,000
Cash proceeds										$ 100,000
Discount on issuence										15.00%
Conversion price										$ 622.50
Acquired share										185
Initial price										$ 622.50
Subscription amount of notes										$ 2,900,000
Warrants purchase										$ 42,605
Evergreen Private Placement Member | Tranche Eight [Member]
Senior Secured Convertible Promissory Note		$ 115,000
Cash proceeds		$ 100,000
Discount on issuence		15.00%
Conversion price		$ 622.50
Acquired share		185
Initial price		$ 622.50
Evergreen Private Placement Member | Tranche Nine [Member]
Senior Secured Convertible Promissory Note	345,000
Cash proceeds	$ 300,000
Discount on issuence	15.00%
Conversion price	$ 622.50
Acquired share	555
Initial price	$ 622.50
Subscription amount of notes	$ 3,200,000
Warrants purchase	$ 45,376
Evergreen Private Placement Member | Tranche Ten [Member]
Senior Secured Convertible Promissory Note									$ 115,000
Cash proceeds									$ 100,000
Discount on issuence									15.00%
Conversion price									$ 622.50
Acquired share									185
Initial price									$ 622.50
Evergreen Private Placement Member | Tranche Eleven Member
Senior Secured Convertible Promissory Note								$ 115,000
Cash proceeds								$ 100,000
Discount on issuence								15.00%
Conversion price								$ 622.50
Acquired share								185
Initial price								$ 622.50